Notes Payable (Details) - USD ($)	1 Months Ended
	Dec. 28, 2021	Dec. 28, 2020	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes Payable (Details) [Line Items]
Interest payment term		1 year
Installment amount		$ 56,000
Debt instrument amount		300,000			$ 300,000
Interest payment amount	$ 33,600			$ 30,000
Aggregate payment	$ 184,800
Exercise price (in Dollars per share)			$ 0.3	$ 0.12
Warrant [Member]
Notes Payable (Details) [Line Items]
Exercise price (in Dollars per share)				$ 1.2
Securities Purchase Agreement [Member]
Notes Payable (Details) [Line Items]
Aggregate purchase payment		$ 300,000				$ 265,000
Purchase of aggregate shares (in Shares)		500,000
Additional commitment fee		$ 250,000
Fixed interest rate		12.00%
Securities Purchase Agreement [Member] | Warrant [Member]
Notes Payable (Details) [Line Items]
Purchase of aggregate shares (in Shares)		250,000